23 Post-employment benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Actuarial gain	R$ 186,628	R$ 58,354
Variable Income [Member]
Disclosure of defined benefit plans [line items]
Legal limit	70.00%
Healthcare Plan [Member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	66 years 7 months 6 days
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	65 years 10 months 24 days
Plan III [Member]
Disclosure of defined benefit plans [line items]
Surplus	R$ 91,218	32,732
Contributions of all active employees	70,564	77,797
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Surplus	R$ 908,294	R$ 376,077